Equity Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Option Outstanding at end of period	60,000
Option Excersiable at end of period	60,000
Stock Option [Member]
Option Outstanding at beginning of period	273,000	41,200
Option Granted	10,400	16,800
Option Exercised	(8,000)
Option Outstanding at end of period	60,400	273,000
Option Excersiable at end of period	60,400
Outstanding Weighted Average Exercise Price at the beginning of period	$ 12.50	$ 15.00
Weighted Average Exercise Price, Granted	3.88	5.00
Weighted Average Exercise Price, Exercised
Outstanding Weighted Average Exercise Price at the end of period	11.00	$ 12.50
Excersiable Weighted Average Exercise Price at the end of period	$ 11.00
Weighted Average Remaining Contractual Term at the beginning of period	5 years 2 months 12 days	5 years 9 months 18 days
Weighted Average Remaining Contractual Term at the end	4 years 9 months 18 days	4 years 6 months
Excersiable Weighted Average Remaining Contractual Term at the end of period	4 years 2 months 18 days	5 years 2 months 12 days
Aggregate Intrinsic Value Outstanding at beginning of period	$ 273,000	$ 142,000
Granted	105,200	131,000
Options Exercised or Forfeited
Aggregate Intrinsic Value Outstanding at end of period	352,600	$ 273,000
Aggregate Intrinsic Value Exercisable	$ 352,600